CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The reconciliation of Class A Ordinary Shares subject to possible redemption is as follows:

Class A Ordinary Shares subject to possible redemption at December 31, 2023	$55,347,556
Plus:
Accretion of Class A Ordinary Shares to redemption value	1,928,109
Less:
Redemption of Class A Ordinary Shares	(29,638,365)
Class A Ordinary Shares subject to possible redemption at December 31, 2024	27,637,300
Plus:
Accretion of Class A Ordinary Shares to redemption value	242,531
Class A Ordinary Shares subject to possible redemption at March 31, 2025	27,879,831
Plus:
Accretion of Class A Ordinary Shares to redemption value	81,044
Less:
Redemption of Class A Ordinary Shares	(26,688,615)
Class A Ordinary Shares subject to possible redemption at June 30, 2025	1,272,260
Plus:
Accretion of Class A Ordinary Shares to redemption value	11,298
Class A Ordinary Shares subject to possible redemption at September 30, 2025	$1,283,558

The reconciliation of Class A Ordinary Shares subject to possible redemption is as follows.

Class A Ordinary Shares subject to possible redemption at December 31, 2022	$215,521,445
Plus:
Accretion of Class A Ordinary Shares to redemption value	1,726,802
Waiver of Class A Ordinary Shares issuance costs	7,187,357
Less:
Redemption of Class A Ordinary Shares	(169,088,048)
Class A Ordinary Shares subject to possible redemption at December 31, 2023	55,347,556
Plus:
Accretion of Class A Ordinary Shares to redemption value	1,928,109
Less:
Redemption of Class A Ordinary Shares	(29,638,365)
Class A Ordinary Shares subject to possible redemption at December 31, 2024	$27,637,300